Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment [Line Items]
Short-term investments	$ 823,039	$ 1,218,380
Unrestricted
Investment [Line Items]
Short-term investments	798,133	1,188,545
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	24,906	29,835
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-interest earning demand deposits
Investment [Line Items]
Short-term investments	260	2,270
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	24,646	27,565
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	469,580	594,749
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	326,836	591,212
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 1,717	$ 2,584